Accounts Payable and Accrued Expenses (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts payable:
Trade		$ 556	$ 508
Other		45	42
Accounts payable, total	612	601	550
Accrued expenses:
Taxes, other than income		46	33
Interest		60	59
Payroll and employee benefit costs		206	216
Accrued rebates and allowances		46	43
Environmental and litigation		43	31
Income taxes payable		21	2
Freight		6	11
Restructuring charges		10	22
Other		51	59
Accrued expenses, total	$ 417	$ 489	$ 476